SCHEDULE OF EMPLOYEE BENEFITS EXPENSES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Wages and salaries		$ 1,024,113	$ 849,198	$ 604,068
Director’s fee		108,900	89,830
Defined contribution plans		141,294	117,283	80,212
Other short-term benefits		82,544	40,365	26,415
Total		1,356,851	1,096,676	710,695
“Research expenses” (Note 18)		(737,524)	(642,533)	(500,038)
Total	$ 453,321	$ 619,327	$ 454,143	$ 210,657